Income tax - Deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Accrued expense	¥ 75,858	¥ 80,099
Net loss carryforward	35,021	12,752
Financial subsidy	19,400	1,468
Depreciation for property and equipment	13,553	7,843
Unrealized gain for intragroup transaction	5,105	5,587
Provision for allowance for doubtful accounts	3,826	1,281
Total deferred tax assets	152,763	109,030
Deferred tax liabilities:
Difference in basis of land use rights	(146,740)	(130,520)
Difference in basis of intangible assets	(10,580)
Total deferred tax liabilities	(157,320)	(130,520)
Valuation allowances	¥ 0	¥ 0